COMMITMENTS AND CONTINGENCIES (Schedule of Future Obligations for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
For year ending
2015	$ 5,902
2016	4,273
2017	2,453
2018	840
2019	547
2020 and thereafter
Total minimum payment required	$ 14,015